UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices)    (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Bond Fund

NYSE: VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

18	Financial Statements

21	Financial Highlights

22	Notes to Financial Statements

29	Approval of Investment Advisory and Sub-Advisory Contracts

31	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21
Fund at NAV	3.58%
Fund at Market Value	4.61
Bloomberg Baa U.S. Corporate Bond Index▼ (Style-Specific Index)	3.29
Market Price Discount to NAV as of 8/31/21	-4.01

Source(s): ▼FactSet Research Systems Inc..

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Bloomberg Baa U.S. Corporate Bond Index measures the Baa-rated, fixed-rate, taxable corporate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Bond Fund

Schedule of Investments(a)

August 31, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-80.23%
Advertising-0.32%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$530,000	$ 634,631
Lamar Media Corp., 3.63%, 01/15/2031(b)	148,000	147,844
		782,475

Aerospace & Defense-0.39%
Boeing Co. (The),
2.75%, 02/01/2026	383,000	400,498
2.20%, 02/04/2026	485,000	486,991
TransDigm, Inc., 6.38%, 06/15/2026	48,000	49,899
		937,388

Agricultural Products-0.02%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	55,000	56,533

Airlines-2.70%
Aeropuerto Internacional de Tocumen S.A. (Panama),
4.00%, 08/11/2041(b)	200,000	204,017
5.13%, 08/11/2061(b)	200,000	212,175
American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	29,317	29,943
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	208,000	219,492
5.75%, 04/20/2029(b)	123,000	132,990
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	533,598	549,879
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	165,000	167,485
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	447,000	460,672
Series 2020-1, Class AA, 2.00%, 06/10/2028	324,371	325,540
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	135,000	158,000
7.38%, 01/15/2026	60,000	70,677
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	372,000	399,138
4.75%, 10/20/2028(b)	624,000	696,205

	Principal Amount	Value
Airlines-(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$305,203	$ 311,423
Series 2016-1, Class B, 3.65%, 01/07/2026	278,692	279,146
Series 2020-1, Class A, 5.88%, 10/15/2027	586,164	655,134
Series 2018-1, Class AA, 3.50%, 03/01/2030	539,795	564,580
Series 2019-1, Class A, 4.55%, 08/25/2031	262,480	283,381
Series 2019-1, Class AA, 4.15%, 08/25/2031	510,522	559,135
United Airlines, Inc.,
4.38%, 04/15/2026(b)	150,000	155,907
4.63%, 04/15/2029(b)	97,000	100,761
		6,535,680

Alternative Carriers-0.12%
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	214,775
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	77,000	85,578
		300,353

Apparel Retail-0.04%
Bath & Body Works, Inc., 6.75%, 07/01/2036	73,000	93,110

Application Software-0.39%
salesforce.com, inc.,
2.90%, 07/15/2051	569,000	585,617
3.05%, 07/15/2061	332,000	346,369
		931,986

Asset Management & Custody Banks-1.37%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,112,000	1,208,524
Ameriprise Financial, Inc., 3.00%, 04/02/2025	363,000	387,709
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	52,005
Ares Capital Corp., 2.88%, 06/15/2028	350,000	357,144
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	54,047
CI Financial Corp. (Canada), 3.20%, 12/17/2030	444,000	461,790
Franklin Resources, Inc., 2.95%, 08/12/2051	570,000	574,726
Owl Rock Capital Corp., 2.63%, 01/15/2027	210,000	212,127
		3,308,072

Auto Parts & Equipment–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	310,000	320,227
5.38%, 03/01/2029(b)	119,000	125,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal Amount	Value
Auto Parts & Equipment-(continued)
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	$30,000	$ 32,062
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	22,000	22,715
Dana, Inc., 5.38%, 11/15/2027	37,000	39,081
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	262,655
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	85,000	88,277
		890,116

Automobile Manufacturers-1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	176,000	176,026
Ford Motor Co.,
8.50%, 04/21/2023	88,000	97,405
9.00%, 04/22/2025	169,000	206,679
4.35%, 12/08/2026	40,000	43,144
9.63%, 04/22/2030	38,000	54,206
4.75%, 01/15/2043	71,000	76,682
Ford Motor Credit Co. LLC,
3.38%, 11/13/2025	206,000	213,467
2.70%, 08/10/2026	232,000	234,540
Hyundai Capital America,
4.30%, 02/01/2024(b)	1,788,000	1,929,022
2.00%, 06/15/2028(b)	376,000	374,627
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	54,000	57,038
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	200,000	199,782
		3,662,618

Automotive Retail-0.09%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	130,000	132,478
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	86,000	90,283
		222,761

Brewers-0.11%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	221,966
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), 8.00%, 11/15/2039	30,000	49,681
		271,647

Broadcasting-0.03%
Gray Television, Inc., 7.00%, 05/15/2027(b)	75,000	80,535

Building Products-0.02%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	43,000	44,505

	Principal Amount	Value
Cable & Satellite-1.99%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	$106,000	$ 109,047
5.00%, 02/01/2028(b)	31,000	32,514
4.75%, 03/01/2030(b)	102,000	108,052
4.50%, 08/15/2030(b)	124,000	129,726
4.25%, 02/01/2031(b)	84,000	86,313
4.50%, 05/01/2032	171,000	178,922
4.50%, 06/01/2033(b)	131,000	135,950
4.25%, 01/15/2034(b)	27,000	27,286
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	51,994
3.50%, 06/01/2041	322,000	326,190
5.75%, 04/01/2048	316,000	407,307
3.90%, 06/01/2052	340,000	351,908
3.85%, 04/01/2061	446,000	445,132
4.40%, 12/01/2061	170,000	186,801
Comcast Corp.,
2.80%, 01/15/2051	357,000	347,218
2.89%, 11/01/2051(b)	1,092,000	1,088,324
Cox Communications, Inc., 1.80%, 10/01/2030(b)	40,000	38,700
CSC Holdings LLC,
6.75%, 11/15/2021	67,000	67,781
5.25%, 06/01/2024	94,000	101,520
DISH DBS Corp., 7.75%, 07/01/2026	22,000	25,227
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	32,000	32,646
4.00%, 07/15/2028(b)	70,000	71,599
4.13%, 07/01/2030(b)	175,000	179,375
3.88%, 09/01/2031(b)	297,000	296,197
		4,825,729

Casinos & Gaming-0.30%
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	89,153
International Game Technology PLC, 4.13%, 04/15/2026(b)	200,000	207,960
MGM Resorts International,
7.75%, 03/15/2022	42,000	43,470
6.00%, 03/15/2023	67,000	71,020
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	90,332
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	119,000	126,720
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	83,000	86,440
		715,095

Computer & Electronics Retail-0.98%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	122,700
4.00%, 07/15/2024	425,000	461,493
6.02%, 06/15/2026	829,000	990,662
4.90%, 10/01/2026	247,000	286,015
8.35%, 07/15/2046	30,000	49,318
Leidos, Inc., 2.30%, 02/15/2031	470,000	463,923
		2,374,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal Amount	Value
Construction & Engineering-0.08%
AECOM, 5.13%, 03/15/2027	$24,000	$ 26,841
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	90,970
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	40,000	41,150
9.75%, 07/15/2028(b)	33,000	36,625
		195,586

Construction Materials-0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	436,137

Consumer Finance-0.58%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	38,170
4.63%, 03/30/2025	223,000	249,053
Series C, 4.70%(c)(d)	246,000	256,762
Navient Corp.,
7.25%, 09/25/2023	184,000	202,377
5.00%, 03/15/2027	82,000	86,221
5.63%, 08/01/2033	28,000	27,163
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	56,688
7.13%, 03/15/2026	120,000	140,400
3.88%, 09/15/2028	239,000	240,273
5.38%, 11/15/2029	90,000	98,450
		1,395,557

Copper-0.12%
Freeport-McMoRan, Inc.,
4.38%, 08/01/2028	106,000	112,492
5.40%, 11/14/2034	139,000	174,487
		286,979

Data Processing & Outsourced Services-0.37%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	198,000	201,756
4.88%, 07/01/2029(b)	141,000	145,614
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	50,000	50,499
Square, Inc.,
2.75%, 06/01/2026(b)	97,000	99,931
3.50%, 06/01/2031(b)	196,000	204,104
StoneCo Ltd. (Brazil), 3.95%, 06/16/2028(b)	200,000	193,235
		895,139

Department Stores-0.05%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	77,000	84,226
4.50%, 12/15/2034	46,000	45,080
		129,306

Diversified Banks-9.96%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,185,808
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	216,585
3.80%, 05/17/2031(b)	200,000	209,095

	Principal Amount	Value
Diversified Banks-(continued)
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	$229,000	$ 225,550
6.75%(b)(c)(d)	765,000	897,861
Bank of America Corp.,
2.69%, 04/22/2032(c)	580,000	603,186
2.30%, 07/21/2032(c)	269,000	270,763
7.75%, 05/14/2038	765,000	1,213,906
2.68%, 06/19/2041(c)	75,000	73,962
Series AA, 6.10%(c)(d)	1,369,000	1,538,955
Series DD, 6.30%(c)(d)	402,000	469,194
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	601,793
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	417,629
BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	260,000	256,695
Citigroup, Inc.,
5.50%, 09/13/2025	1,116,000	1,297,516
3.11%, 04/08/2026(c)	414,000	442,894
4.41%, 03/31/2031(c)	335,000	392,882
2.57%, 06/03/2031(c)	60,000	61,991
2.56%, 05/01/2032(c)	374,000	384,881
4.65%, 07/23/2048	249,000	331,129
3.88%(c)(d)	619,000	638,344
Series A, 5.95%(c)(d)	108,000	113,765
Series V, 4.70%(c)(d)	260,000	271,798
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	225,000	227,604
Credit Agricole S.A. (France),
1.91%, 06/16/2026(b)(c)	250,000	255,951
7.88%(b)(c)(d)	200,000	225,212
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	615,000	637,124
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	772,000	775,755
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(c)	202,000	204,576
2.01%, 09/22/2028(c)	575,000	580,685
2.21%, 08/17/2029(c)	403,000	406,630
4.60%(c)(d)	312,000	320,190
6.00%(c)(d)	845,000	931,612
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	409,000	422,663
JPMorgan Chase & Co.,
2.58%, 04/22/2032(c)	395,000	407,806
Series W, 1.12% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	790,000	685,720
Series V, 3.46% (3 mo. USD LIBOR + 3.32%)(d)(e)	490,000	491,045
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	263,000	270,416
Standard Chartered PLC (United Kingdom),
1.33% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(e)	442,000	442,102
3.27%, 02/18/2036(b)(c)	471,000	473,716
4.30%(b)(c)(d)	393,000	392,489
7.75%(b)(c)(d)	459,000	498,240
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	49,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal Amount	Value
Diversified Banks-(continued)
UniCredit S.p.A. (Italy), 1.98%, 06/03/2027(b)(c)	$294,000	$ 294,398
Wells Fargo & Co.,
5.38%, 11/02/2043	1,685,000	2,274,276
4.75%, 12/07/2046	344,000	438,904
Series BB, 3.90%(c)(d)	276,000	287,110
		24,109,504

Diversified Capital Markets-1.61%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	317,513
4.50%(b)(c)(d)	468,000	465,075
5.10%(b)(c)(d)	478,000	493,009
5.25%(b)(c)(d)	448,000	470,624
7.13%(b)(c)(d)	426,000	440,804
7.50%(b)(c)(d)	592,000	639,656
7.50%(b)(c)(d)	200,000	216,100
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	586,161
UBS Group AG (Switzerland), 4.38%(b)(c)(d)	258,000	264,773
		3,893,715

Diversified Metals & Mining-0.85%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	200,000	195,454
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	188,000	202,856
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	492,000	635,562
6.25%, 07/15/2041	762,000	1,016,092
		2,049,964

Diversified REITs-1.30%
iStar, Inc.,
4.75%, 10/01/2024	93,000	98,817
5.50%, 02/15/2026	32,000	33,560
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	312,361
5.25%, 01/30/2026(b)	764,000	856,979
4.87%, 01/15/2030(b)	360,000	396,488
6.39%, 01/15/2050(b)	1,180,000	1,435,617
		3,133,822

Drug Retail-0.89%
CVS Pass-Through Trust,
6.04%, 12/10/2028	686,283	804,767
5.77%, 01/10/2033(b)	1,131,900	1,346,107
		2,150,874

Electric Utilities-2.12%
Duke Energy Progress LLC, 2.50%, 08/15/2050	587,000	552,116
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,571,180
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	305,000	299,399

	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	$437,000	$ 464,269
5.50%, 03/15/2057(c)	711,000	722,713
Series 21-A, 3.75%, 09/15/2051(c)	213,000	218,346
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	125,000	108,328
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	29,000	30,234
5.00%, 07/31/2027(b)	55,000	57,137
4.38%, 05/01/2029(b)	96,000	97,560
		5,121,282

Electrical Components & Equipment-0.20%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	376,000	373,290
EnerSys,
5.00%, 04/30/2023(b)	76,000	79,274
4.38%, 12/15/2027(b)	18,000	18,945
Rockwell Automation, Inc., 1.75%, 08/15/2031	5,000	4,963
		476,472

Electronic Components-1.72%
Corning, Inc., 5.45%, 11/15/2079	2,934,000	4,173,184

Electronic Equipment & Instruments-0.26%
Vontier Corp.,
2.40%, 04/01/2028(b)	352,000	352,771
2.95%, 04/01/2031(b)	266,000	268,990
		621,761

Electronic Manufacturing Services-0.02%
Jabil, Inc., 3.00%, 01/15/2031	40,000	41,234

Fertilizers & Agricultural Chemicals-0.17%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	200,000	209,650
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	200,000	202,577
		412,227

Financial Exchanges & Data-0.63%
Moody’s Corp.,
2.00%, 08/19/2031	294,000	292,124
2.75%, 08/19/2041	322,000	319,791
5.25%, 07/15/2044	389,000	534,158
MSCI, Inc.,
3.88%, 02/15/2031(b)	154,000	164,587
3.63%, 11/01/2031(b)	125,000	132,888
3.25%, 08/15/2033(b)	49,000	50,612
S&P Global, Inc., 1.25%, 08/15/2030	40,000	38,112
		1,532,272

Food Distributors-0.14%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	86,000	88,937
3.88%, 11/15/2029(b)	250,000	248,755
		337,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal Amount	Value
Food Retail-0.47%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	$235,000	$ 242,095
Alimentation Couche-Tard, Inc. (Canada), 3.63%, 05/13/2051(b)	390,000	416,913
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	260,625
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	84,000	88,306
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	130,000	132,457
		1,140,396

Health Care Distributors-0.04%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	89,000	91,112

Health Care Facilities-0.50%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	89,144
HCA, Inc.,
5.00%, 03/15/2024	698,000	767,971
5.38%, 02/01/2025	39,000	43,997
5.25%, 04/15/2025	30,000	34,257
5.88%, 02/15/2026	71,000	82,435
5.38%, 09/01/2026	18,000	20,786
3.50%, 09/01/2030	166,000	178,391
		1,216,981

Health Care REITs-0.40%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	91,571
Diversified Healthcare Trust,
9.75%, 06/15/2025	81,000	89,201
4.38%, 03/01/2031	121,000	118,885
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	196,000	209,802
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	457,000	461,583
		971,042

Health Care Services-0.41%
Akumin, Inc., 7.00%, 11/01/2025(b)	200,000	189,090
Cigna Corp., 4.80%, 08/15/2038	40,000	50,113
DaVita, Inc.,
4.63%, 06/01/2030(b)	36,000	37,671
3.75%, 02/15/2031(b)	145,000	143,477
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	258,000	260,573
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	86,000	88,795
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,762
MEDNAX, Inc., 6.25%, 01/15/2027(b)	83,000	87,565
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	84,000	86,074
		988,120

	Principal Amount	Value
Homebuilding-0.90%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	$75,000	$ 83,216
Lennar Corp.,
5.38%, 10/01/2022	56,000	58,982
4.75%, 11/15/2022	31,000	32,201
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	764,000	826,155
6.00%, 01/15/2043	530,000	683,663
3.97%, 08/06/2061	160,000	157,905
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	119,000	122,139
PulteGroup, Inc.,
6.38%, 05/15/2033	2,000	2,683
6.00%, 02/15/2035	66,000	87,274
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	113,000	120,628
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,548
		2,185,394

Hotels, Resorts & Cruise Lines-0.19%
Carnival Corp.,
11.50%, 04/01/2023(b)	49,000	55,109
10.50%, 02/01/2026(b)	25,000	28,876
5.75%, 03/01/2027(b)	25,000	25,592
Expedia Group, Inc.,
4.63%, 08/01/2027	286,000	323,647
2.95%, 03/15/2031	37,000	37,680
		470,904

Household Products-0.04%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	87,000	87,358

Independent Power Producers & Energy Traders-0.60%
AES Corp. (The),
1.38%, 01/15/2026	258,000	256,708
2.45%, 01/15/2031	284,000	286,936
Calpine Corp., 3.75%, 03/01/2031(b)	360,000	353,549
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	97,000	102,815
3.75%, 02/15/2031(b)	75,000	76,312
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	376,000	373,872
		1,450,192

Industrial Conglomerates-0.87%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	630,000	765,654
General Electric Co., 5.55%, 01/05/2026	1,127,000	1,330,869
		2,096,523

Industrial Machinery-0.18%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	21,000	20,736
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	83,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal Amount	Value
Industrial Machinery-(continued)
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	$87,000	$90,682
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	248,889
		443,376

Industrial REITs-0.09%
Lexington Realty Trust, 2.38%, 10/01/2031	213,000	211,380

Insurance Brokers-0.10%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	218,000	236,609

Integrated Oil & Gas-1.18%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	446,000	459,115
2.94%, 06/04/2051	245,000	240,509
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	272,000	290,360
Occidental Petroleum Corp.,
8.50%, 07/15/2027	15,000	18,946
6.13%, 01/01/2031	51,000	61,740
6.20%, 03/15/2040	39,000	46,566
4.10%, 02/15/2047	51,000	49,935
Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	145,000	145,067
Qatar Petroleum (Qatar),
2.25%, 07/12/2031(b)	200,000	201,961
3.13%, 07/12/2041(b)	218,000	224,900
3.30%, 07/12/2051(b)	273,000	282,569
SA Global Sukuk Ltd. (Saudi Arabia),
1.60%, 06/17/2026(b)	215,000	215,633
2.69%, 06/17/2031(b)	207,000	212,137
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	405,474
		2,854,912

Integrated Telecommunication Services-4.90%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	200,000	207,844
5.13%, 07/15/2029(b)	200,000	202,454
AT&T, Inc.,
1.30% (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	393,000	403,433
3.10%, 02/01/2043	499,000	494,994
3.50%, 09/15/2053(b)	1,174,000	1,208,303
3.55%, 09/15/2055(b)	3,924,000	4,023,301
3.50%, 02/01/2061	320,000	318,519
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	458,000	472,573
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,066,000	1,548,266

	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Verizon Communications, Inc.,
0.85%, 11/20/2025	$420,000	$ 417,076
1.75%, 01/20/2031	328,000	317,968
2.55%, 03/21/2031	195,000	201,581
4.81%, 03/15/2039	377,000	478,921
2.65%, 11/20/2040	232,000	225,270
3.40%, 03/22/2041	197,000	211,421
2.88%, 11/20/2050	216,000	208,298
3.00%, 11/20/2060	636,000	613,188
3.70%, 03/22/2061	277,000	305,242
		11,858,652

Interactive Home Entertainment-0.45%
Electronic Arts, Inc.,
1.85%, 02/15/2031	453,000	445,036
2.95%, 02/15/2051	431,000	428,844
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	213,000	210,100
		1,083,980

Interactive Media & Services-1.15%
Alphabet, Inc.,
1.90%, 08/15/2040	247,000	229,492
2.25%, 08/15/2060	429,000	390,568
Audacy Capital Corp., 6.75%, 03/31/2029(b)	84,000	84,884
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	222,574
1.72%, 04/09/2026	210,000	212,837
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	86,000	86,562
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	202,551
3.60%, 01/19/2028(b)	620,000	671,854
3.93%, 01/19/2038(b)	448,000	485,844
Twitter, Inc., 3.88%, 12/15/2027(b)	169,000	182,676
		2,769,842

Internet & Direct Marketing Retail-0.37%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	336,000	331,277
Meituan (China), 2.13%, 10/28/2025(b)	400,000	390,823
QVC, Inc., 5.45%, 08/15/2034	167,000	178,690
		900,790

Internet Services & Infrastructure-0.41%
Twilio, Inc.,
3.63%, 03/15/2029	182,000	188,088
3.88%, 03/15/2031	198,000	207,184
VeriSign, Inc., 2.70%, 06/15/2031	242,000	249,249
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	346,000	349,114
		993,635

Investment Banking & Brokerage-3.03%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	346,000	346,223
Brookfield Finance, Inc. (Canada),
2.72%, 04/15/2031	282,000	293,527
3.50%, 03/30/2051	287,000	303,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	$516,000	$ 539,286
Charles Schwab Corp. (The),
1.95%, 12/01/2031	425,000	425,642
Series E, 4.63%(c)(d)	790,000	801,850
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	360,000	389,956
0.86% (SOFR + 0.81%), 03/09/2027(e)	846,000	846,629
2.38%, 07/21/2032(c)	268,000	271,059
6.75%, 10/01/2037	284,000	414,327
4.80%, 07/08/2044	970,000	1,264,313
Series T, 3.80%(c)(d)	15,000	15,345
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	30,000	34,038
Morgan Stanley,
2.19%, 04/28/2026(c)	279,000	290,047
3.62%, 04/01/2031(c)	345,000	386,815
2.24%, 07/21/2032(c)	443,000	444,365
NFP Corp., 4.88%, 08/15/2028(b)	33,000	33,619
Raymond James Financial, Inc., 3.75%, 04/01/2051	195,000	221,119
		7,321,935

IT Consulting & Other Services-0.07%
Gartner, Inc.,
4.50%, 07/01/2028(b)	124,000	131,440
3.63%, 06/15/2029(b)	42,000	43,294
		174,734

Leisure Facilities-0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	44,385

Life & Health Insurance-2.68%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	288,000	329,226
Athene Global Funding,
2.50%, 01/14/2025(b)	362,000	379,039
1.45%, 01/08/2026(b)	226,000	227,880
Athene Holding Ltd.,
4.13%, 01/12/2028	887,000	997,153
6.15%, 04/03/2030	384,000	490,145
3.95%, 05/25/2051	68,000	76,962
Brighthouse Financial, Inc., 4.70%, 06/22/2047	370,000	420,125
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,106,536
MAG Mutual Insurance Co., 4.75%, 04/30/2041	1,039,000	1,039,000
MetLife, Inc., 4.13%, 08/13/2042	357,000	432,889
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	339,000	391,168
Prudential Financial, Inc., 3.91%, 12/07/2047	503,000	597,440
		6,487,563

	Principal Amount	Value
Managed Health Care-0.52%
Centene Corp.,
4.63%, 12/15/2029	$88,000	$ 96,636
3.38%, 02/15/2030	154,000	161,123
2.50%, 03/01/2031	401,000	400,467
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/2041	280,000	289,464
3.00%, 06/01/2051	295,000	309,822
		1,257,512

Metal & Glass Containers-0.19%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	201,750
Ball Corp., 5.25%, 07/01/2025	70,000	79,187
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	178,000	175,488
		456,425

Movies & Entertainment-0.29%
Netflix, Inc.,
5.88%, 11/15/2028	186,000	230,879
5.38%, 11/15/2029(b)	26,000	32,010
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	208,077
2.00%, 09/03/2030	235,000	226,128
		697,094

Multi-line Insurance-1.72%
American International Group, Inc.,
3.40%, 06/30/2030	520,000	572,441
4.50%, 07/16/2044	1,359,000	1,686,833
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	409,000	471,190
4.63%, 04/29/2030	362,000	415,522
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	1,012,105
		4,158,091

Multi-Utilities-0.06%
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	25,000	25,266
WEC Energy Group, Inc., 1.38%, 10/15/2027	129,000	127,614
		152,880

Office REITs-0.67%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	523,000	589,570
Highwoods Realty L.P., 2.60%, 02/01/2031	98,000	100,142
Office Properties Income Trust,
4.50%, 02/01/2025	521,000	563,532
2.65%, 06/15/2026	74,000	75,560
2.40%, 02/01/2027	282,000	282,220
		1,611,024

Oil & Gas Drilling-0.19%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	87,000	92,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Drilling-(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	$70,000	$ 71,137
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	67,000	67,496
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	70,000	72,482
6.88%, 04/15/2040(b)	57,000	62,919
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(f)	31,000	32,200
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(f)	57,000	59,206
		457,769

Oil & Gas Equipment & Services-0.04%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	85,991

Oil & Gas Exploration & Production-1.67%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	176,000	191,188
Callon Petroleum Co., 8.00%, 08/01/2028(b)	84,000	80,977
Cameron LNG LLC,
3.30%, 01/15/2035(b)	457,000	496,466
3.40%, 01/15/2038(b)	494,000	531,795
EQT Corp.,
3.13%, 05/15/2026(b)	72,000	74,070
3.63%, 05/15/2031(b)	97,000	102,683
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	297,000	296,305
2.94%, 09/30/2040(b)	439,000	447,134
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	615,000	606,323
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	40,478
8.00%, 01/15/2027	92,000	91,474
7.75%, 02/01/2028	52,000	51,043
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	81,000	83,835
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	228,000	229,884
3.10%, 07/15/2031(b)	228,000	231,547
Murphy Oil Corp.,
6.38%, 07/15/2028	152,000	160,170
6.38%, 12/01/2042	30,000	29,890
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	136,000	141,447
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	53,000	59,094
SM Energy Co., 10.00%, 01/15/2025(b)	86,000	95,997
		4,041,800

Oil & Gas Refining & Marketing-0.52%
Parkland Corp. (Canada),
5.88%, 07/15/2027(b)	244,000	260,287
4.50%, 10/01/2029(b)	124,000	127,283

	Principal Amount	Value
Oil & Gas Refining & Marketing-(continued)
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	$291,000	$ 296,682
3.40%, 04/28/2061(b)	550,000	580,502
		1,264,754

Oil & Gas Storage & Transportation-2.87%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	277,000	277,416
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	39,000	40,410
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	93,715
5.00%, 05/15/2050	299,000	350,956
Enterprise Products Operating LLC,
3.13%, 07/31/2029	30,000	32,492
4.80%, 02/01/2049	286,000	356,904
4.20%, 01/31/2050	347,000	401,831
3.70%, 01/31/2051	195,000	211,734
Series D, 6.88%, 03/01/2033	92,000	129,900
4.88%, 08/16/2077(c)	514,000	504,082
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	128,913
Kinder Morgan, Inc., 7.80%, 08/01/2031	239,000	344,721
MPLX L.P.,
1.75%, 03/01/2026	343,000	347,493
4.80%, 02/15/2029	306,000	358,516
4.70%, 04/15/2048	348,000	407,415
5.50%, 02/15/2049	478,000	618,280
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	60,000	50,343
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	208,000	218,251
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	125,000	129,538
ONEOK Partners L.P., 6.85%, 10/15/2037	339,000	463,742
ONEOK, Inc., 6.35%, 01/15/2031	532,000	685,959
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	32,310
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	42,418
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	90,979
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	115,000	120,463
5.00%, 01/15/2028	33,000	34,718
5.50%, 03/01/2030	11,000	12,141
Western Midstream Operating L.P., 2.23% (3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	363,000	362,166
Williams Cos., Inc. (The),
7.88%, 09/01/2021	24,000	24,000
4.55%, 06/24/2024	67,000	73,406
		6,945,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal Amount	Value
Other Diversified Financial Services-2.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	$323,000	$ 344,756
3.88%, 01/23/2028	150,000	160,960
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	206,000	214,829
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	293,000	292,506
4.25%, 04/15/2026(b)	196,000	212,640
2.75%, 02/21/2028(b)	350,000	351,361
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	30,000	28,971
2.80%, 09/30/2050(b)	216,000	211,770
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	640,000	659,445
2.13%, 02/15/2027(b)	366,000	361,934
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	367,000	369,121
ILFC E-Capital Trust II, 3.91% (3 mo. USD LIBOR + 1.80%), 12/21/2065(b)(e)	100,000	84,625
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	217,000	234,074
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	258,000	259,177
2.00%, 04/06/2028(b)	242,000	246,404
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	1,029,274
		5,061,847

Packaged Foods & Meats-0.69%
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	272,000	281,918
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	78,000	88,433
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	57,000	85,288
5.00%, 06/04/2042	59,000	74,762
4.38%, 06/01/2046	79,000	91,762
5.50%, 06/01/2050	91,000	121,622
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	927,601
		1,671,386

Paper Packaging-0.19%
Berry Global, Inc., 1.65%, 01/15/2027(b)	209,000	208,447
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	227,000	239,485
		447,932

Paper Products-0.22%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	251,000	263,237
Suzano Austria GmbH (Brazil), 3.13%, 01/15/2032	181,000	181,769
Sylvamo Corp., 7.00%, 09/01/2029(b)	90,000	93,297
		538,303

	Principal Amount	Value
Pharmaceuticals-0.51%
AdaptHealth LLC,
6.13%, 08/01/2028(b)	$42,000	$ 44,783
5.13%, 03/01/2030(b)	46,000	46,661
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	26,000	26,618
9.00%, 12/15/2025(b)	41,000	43,665
5.75%, 08/15/2027(b)	75,000	78,847
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	219,000	243,706
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	209,000	215,887
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	155,000	157,131
Royalty Pharma PLC,
2.15%, 09/02/2031	146,000	142,549
3.35%, 09/02/2051	146,000	141,984
Viatris, Inc., 3.85%, 06/22/2040(b)	84,000	91,117
		1,232,948

Property & Casualty Insurance-0.57%
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	141,000	146,011
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	280,000	302,810
2.45%, 03/15/2031	348,000	348,934
W.R. Berkley Corp.,
4.00%, 05/12/2050	232,000	272,116
3.55%, 03/30/2052	284,000	310,638
		1,380,509

Railroads-0.27%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	46,000	46,099
Norfolk Southern Corp., 3.40%, 11/01/2049	188,000	202,531
Union Pacific Corp., 3.95%, 08/15/2059	349,000	415,704
		664,334

Real Estate Development-0.36%
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	377,000	391,354
Essential Properties L.P., 2.95%, 07/15/2031	216,000	217,937
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	251,000	259,361
		868,652

Regional Banks-1.31%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	369,000	380,557
3.25%, 04/30/2030	35,000	38,114
Series G, 4.00%(c)(d)	290,000	297,613
Fifth Third Bancorp,
4.30%, 01/16/2024	604,000	653,075
2.55%, 05/05/2027	235,000	249,519
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(c)	222,000	222,565
KeyCorp, 2.25%, 04/06/2027	50,000	52,148
M&T Bank Corp., 3.50%(c)(d)	257,000	262,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal Amount	Value
Regional Banks-(continued)
SVB Financial Group,
1.80%, 02/02/2031	$38,000	$ 36,820
Series C, 4.00%(c)(d)	603,000	626,366
Synovus Financial Corp., 3.13%, 11/01/2022	339,000	347,308
		3,166,482

Reinsurance-0.85%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	1,167,000	1,294,724
3.13%, 06/15/2031(b)	200,000	203,770
4.70%, 10/15/2051(b)(c)	549,000	563,087
		2,061,581

Research & Consulting Services-0.04%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	76,000	80,180
10.25%, 02/15/2027(b)	6,000	6,518
		86,698

Residential REITs-0.45%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	73,000	73,386
3.38%, 07/15/2051	72,000	74,348
Mid-America Apartments L.P., 2.88%, 09/15/2051	71,000	69,902
Spirit Realty L.P.,
3.40%, 01/15/2030	568,000	610,058
2.70%, 02/15/2032	55,000	55,432
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	191,000	195,676
		1,078,802

Restaurants-0.21%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	287,000	285,774
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	89,355
IRB Holding Corp., 6.75%, 02/15/2026(b)	122,000	125,660
		500,789

Retail REITs-1.05%
Agree L.P., 2.60%, 06/15/2033	245,000	248,198
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	293,000	331,974
2.50%, 08/16/2031	170,000	171,059
Kimco Realty Corp.,
1.90%, 03/01/2028	426,000	429,756
2.70%, 10/01/2030	50,000	51,836
National Retail Properties, Inc., 3.50%, 04/15/2051	286,000	304,938
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	44,520
Regency Centers L.P., 4.13%, 03/15/2028	301,000	342,614
Retail Properties of America, Inc., 4.75%, 09/15/2030	244,000	273,519
Simon Property Group L.P., 1.38%, 01/15/2027	351,000	350,190
		2,548,604

	Principal Amount	Value
Security & Alarm Services-0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	$33,000	$ 34,702

Semiconductor Equipment-0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	50,000	54,895

Semiconductors-2.38%
Analog Devices, Inc., 3.13%, 12/05/2023	407,000	429,782
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	470,000	519,037
3.50%, 01/15/2028	939,000	1,022,174
Broadcom, Inc.,
5.00%, 04/15/2030	483,000	572,611
2.45%, 02/15/2031(b)	10,000	9,919
4.30%, 11/15/2032	472,000	540,687
3.47%, 04/15/2034(b)	1,383,000	1,465,722
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	22,000	22,932
Micron Technology, Inc.,
4.98%, 02/06/2026	275,000	316,602
4.19%, 02/15/2027	751,000	854,987
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	13,530
		5,767,983

Soft Drinks-0.08%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	200,000	199,950

Sovereign Debt-1.59%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	224,630
Brazilian Government International Bond (Brazil),
3.75%, 09/12/2031	504,000	497,196
4.75%, 01/14/2050	414,000	392,787
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	219,840
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	279,000	274,100
5.88%, 02/16/2031(b)	262,000	259,490
7.50%, 02/16/2061(b)	306,000	291,193
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	377,000	381,762
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	230,000	214,555
Oman Government International Bond (Oman),
6.25%, 01/25/2031(b)	200,000	218,618
7.00%, 01/25/2051(b)	200,000	209,155
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	279,409
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	385,000	384,839
		3,847,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal Amount	Value
Specialized Consumer Services-0.04%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	$18,000	$ 18,051
Terminix Co. LLC (The), 7.45%, 08/15/2027	75,000	89,839
		107,890

Specialized Finance-0.32%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	738,177
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	33,000	34,191
		772,368

Specialized REITs-0.79%
American Tower Corp.,
2.70%, 04/15/2031	559,000	580,315
3.10%, 06/15/2050	511,000	508,225
Crown Castle International Corp., 2.50%, 07/15/2031	436,000	442,754
Extra Space Storage L.P., 2.55%, 06/01/2031	237,000	240,991
SBA Communications Corp.,
4.88%, 09/01/2024	95,000	96,544
3.88%, 02/15/2027	43,000	44,743
		1,913,572

Specialty Chemicals-0.46%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	122,000	128,863
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	365,028
5.50%, 03/18/2031	591,000	625,739
		1,119,630

Steel-0.07%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	168,000	170,370

Systems Software-0.49%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	207,000	216,273
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	269,000	271,596
Oracle Corp., 3.60%, 04/01/2050	664,000	693,914
VMware, Inc., 2.20%, 08/15/2031	13,000	12,925
		1,194,708

Technology Distributors-0.21%
Avnet, Inc., 4.63%, 04/15/2026	444,000	498,264

Technology Hardware, Storage & Peripherals-0.21%
Apple, Inc., 2.65%, 05/11/2050	463,000	459,522
Western Digital Corp., 4.75%, 02/15/2026	52,000	58,210
		517,732

Thrifts & Mortgage Finance-0.04%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	75,000	84,937

Trading Companies & Distributors-0.74%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,311,695

	Principal Amount	Value
Trading Companies & Distributors-(continued)
Air Lease Corp., 3.00%, 09/15/2023	$375,000	$ 391,032
Aircastle Ltd., 5.00%, 04/01/2023	85,000	90,603
		1,793,330

Trucking-1.86%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	708,000	767,833
3.50%, 11/01/2027(b)	1,200,000	1,274,109
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	483,449
4.13%, 07/15/2023(b)	552,000	585,200
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	540,000	545,112
3.15%, 06/15/2031(b)	467,000	477,661
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	364,000	358,888
		4,492,252

Wireless Telecommunication Services-2.32%
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	81,252
Sprint Corp., 7.63%, 02/15/2025	67,000	79,395
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	864,375	924,622
5.15%, 03/20/2028(b)	1,587,000	1,829,652
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	191,000	195,298
2.63%, 04/15/2026	219,000	225,296
2.63%, 02/15/2029	119,000	120,636
3.50%, 04/15/2031	175,000	186,550
4.50%, 04/15/2050	294,000	352,916
3.40%, 10/15/2052(b)	499,000	507,206
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	131,000	133,293
4.13%, 06/04/2081(c)	275,000	279,418
5.13%, 06/04/2081(c)	214,000	221,471
Xiaomi Best Time International Ltd. (China),
2.88%, 07/14/2031(b)	271,000	273,041
4.10%, 07/14/2051(b)	200,000	207,715
		5,617,761
Total U.S. Dollar Denominated Bonds & Notes (Cost $179,234,649)		194,130,573

U.S. Treasury Securities-7.32%
U.S. Treasury Bills-0.15%
0.05%, 02/17/2022(g)(h)	350,000	349,926

U.S. Treasury Bonds-1.50%
1.75%, 08/15/2041	325,900	320,833
2.38%, 05/15/2051	3,003,100	3,317,253
		3,638,086

U.S. Treasury Notes-5.67%
0.38%, 08/15/2024	2,006,500	2,005,089
0.75%, 08/31/2026	9,862,400	9,851,613
1.13%, 08/31/2028	368,300	369,336
1.25%, 08/15/2031	1,498,400	1,490,908
		13,716,946
Total U.S. Treasury Securities (Cost $17,715,710)		17,704,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Shares	Value
Preferred Stocks-5.16%
Asset Management & Custody Banks-0.01%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	$ 33,045

Diversified Banks-2.66%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	1,034,000	1,168,420
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	524,250
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	1,008,580
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	387,920
JPMorgan Chase & Co., 3.60%, Series I, Pfd.(e)	387,000	387,882
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,970,072
		6,447,124

Integrated Telecommunication Services-0.25%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	500,000	598,515

Investment Banking & Brokerage-1.60%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	364,000	379,015
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	495,000	500,445
Morgan Stanley, 7.13%, Series E, Pfd.(c)	65,000	1,865,500
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,124,000
		3,868,960

Life & Health Insurance-0.14%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	312,000	328,380

Multi-Utilities-0.12%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	286,752

Other Diversified Financial Services-0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	124,000	135,160

Regional Banks-0.32%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)	30,000	780,300
Total Preferred Stocks (Cost $11,262,119)		12,478,236

	Principal Amount
Variable Rate Senior Loan Interests-1.14%(i)(j)
Health Care Supplies-1.14%
Medline Industries, Inc., Term Loan,
-%, 08/04/2022(k)	$553,000	553,000
-%, 08/04/2022(k)	2,213,000	2,213,000
Total Variable Rate Senior Loan Interests (Cost $2,766,000)		2,766,000

	Principal Amount		Value

Asset-Backed Securities-0.87%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$603,029	$654,407

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		314,555	337,013

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		210,000	210,951

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		210,000	211,150

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		646,550	692,104

Total Asset-Backed Securities (Cost $1,996,087)			2,105,625

Non-U.S. Dollar Denominated Bonds & Notes-0.40%(l)
Building Products-0.05%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	100,000	122,187

Movies & Entertainment-0.21%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	501,290

Sovereign Debt-0.14%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	338,781

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $846,143)			962,258

Municipal Obligations-0.20%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		195,000	193,769

Series 2021-B, Ref. RB, 2.94%, 11/01/2052		295,000	296,707

Total Municipal Obligations (Cost $490,000)			490,476

	Shares
Money Market Funds-5.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		4,415,132	4,415,132

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		3,152,260	3,153,521

Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		5,045,865	5,045,865

Total Money Market Funds (Cost $12,614,518)			12,614,518

TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $226,925,226)			243,252,644

OTHER ASSETS LESS LIABILITIES-(0.53)%			(1,284,495)

NET ASSETS-100.00%			$241,968,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

Investment Abbreviations:

Conv.	- Convertible
EUR	- Euro
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $88,030,877, which represented 36.38% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.

(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Invesco BL Fund, Ltd.’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after August 31, 2021, at which time the interest rate will be determined.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,924,095	$13,947,464	$(11,456,427)	$-	$-	$4,415,132	$96
Invesco Liquid Assets Portfolio, Institutional Class	1,422,808	9,753,352	(8,022,639)	(41)	41	3,153,521	29
Invesco Treasury Portfolio, Institutional Class	2,198,965	15,939,959	(13,093,059)	-	-	5,045,865	41
Total	$5,545,868	$39,640,775	$(32,572,125)	$(41)	$41	$12,614,518	$166

(n)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	300	December-2021	$66,098,438	$44,531	$44,531
U.S. Treasury 5 Year Notes	305	December-2021	37,734,219	51,077	51,077
U.S. Treasury Long Bonds	18	December-2021	2,933,437	(9,281)	(9,281)
Subtotal–Long Futures Contracts				86,327	86,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	8	December-2021	$(1,067,625)	$(375)	$(375)
U.S. Treasury 10 Year Ultra Notes	73	December-2021	(10,805,141)	6,844	6,844
U.S. Treasury Ultra Bonds	13	December-2021	(2,564,656)	9,852	9,852
Subtotal-Short Futures Contracts				16,321	16,321
Total Futures Contracts				$102,648	$102,648

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
11/17/2021	Canadian Imperial Bank of Commerce	EUR	100,000	USD	117,429	$(821)
11/17/2021	Citibank, N.A.	EUR	1,130,000	USD	1,327,105	(9,115)
Total Forward Foreign Currency Contracts						$(9,936)

Abbreviations:

EUR – Euro

USD – U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2021

U.S. Dollar Denominated Bonds & Notes	80.23%
U.S. Treasury Securities	7.32
Preferred Stocks	5.16
Variable Rate Senior Loan Interests	1.14
Security Types Each Less Than 1% of Portfolio	1.47
Money Market Funds Plus Other Assets Less Liabilities	4.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $214,310,708)	$230,638,126
Investments in affiliated money market funds, at value (Cost $12,614,518)	12,614,518
Other investments:
Variation margin receivable – futures contracts	21,546
Foreign currencies, at value (Cost $2,102)	2,119
Receivable for:
Investments sold	366,281
Dividends	37,388
Interest	1,951,945
Investment for trustee deferred compensation and retirement plans	21,884
Total assets	245,653,807

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	9,936
Payable for:
Investments purchased	3,475,542
Dividends	43,512
Accrued fees to affiliates	29,094
Accrued trustees’ and officers’ fees and benefits	1,050
Accrued other operating expenses	104,640
Trustee deferred compensation and retirement plans	21,884
Total liabilities	3,685,658
Net assets applicable to common shares	$241,968,149

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,674,990
Distributable earnings	22,293,159
$241,968,149

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,415,552
Net asset value per common share	$ 21.20
Market value per common share	$ 20.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $836)	$4,207,963

Dividends	189,934

Dividends from affiliated money market funds	166

Total investment income	4,398,063

Expenses:

Advisory fees	504,921

Administrative services fees	16,822

Custodian fees	3,825

Transfer agent fees	24,265

Trustees’ and officers’ fees and benefits	11,501

Registration and filing fees	11,328

Reports to shareholders	18,871

Professional services fees	43,476

Taxes	1,250

Other	2,432

Total expenses	638,691

Less: Fees waived	(328)

Net expenses	638,363

Net investment income	3,759,700

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	2,003,797

Affiliated investment securities	41

Foreign currencies	212

Forward foreign currency contracts	54,833

Futures contracts	(210,204)

Option contracts written	107,519

Swap agreements	(31,691)

1,924,507

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,559,820

Affiliated investment securities	(41)

Foreign currencies	(980)

Forward foreign currency contracts	(16,854)

Futures contracts	32,461

Option contracts written	(11,440)

2,562,966

Net realized and unrealized gain	4,487,473

Net increase in net assets resulting from operations	$8,247,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$3,759,700	$8,055,739

Net realized gain	1,924,507	11,319,039

Change in net unrealized appreciation (depreciation)	2,562,966	(5,282,656)

Net increase in net assets resulting from operations	8,247,173	14,092,122

Distributions to common shareholders from distributable earnings	(3,869,877)	(16,881,687)

Net increase in common shares of beneficial interest	-	614,550

Net increase (decrease) in net assets	4,377,296	(2,175,015)

Net assets:
Beginning of period	237,590,853	239,765,868

End of period	$241,968,149	$237,590,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year ended February 29,	Years Ended February 28,
	2021		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 20.81		$ 21.06	$ 19.07	$ 19.64	$ 19.99	$ 18.84

Net investment income(a)	0.33		0.71	0.77	0.82	0.82	0.83

Net gains (losses) on securities (both realized and unrealized)	0.40		0.52	2.27	(0.48)	(0.16)	1.16

Total from investment operations	0.73		1.23	3.04	0.34	0.66	1.99

Less:
Dividends from net investment income	(0.34)		(0.73)	(0.81)	(0.83)	(0.83)	(0.84)

Distributions from net realized gains	-		(0.75)	(0.24)	(0.08)	(0.18)	-

Total distributions	(0.34)		(1.48)	(1.05)	(0.91)	(1.01)	(0.84)

Net asset value, end of period	$ 21.20		$ 20.81	$ 21.06	$ 19.07	$ 19.64	$ 19.99

Market value, end of period	$ 20.35		$ 19.78	$ 19.51	$ 17.86	$ 18.23	$ 18.98

Total return at net asset value(b)	3.58%		6.11%	16.39%	2.23%	3.44%	10.96%

Total return at market value(c)	4.61%		8.88%	15.13%	3.15%	1.12%	11.57%

Net assets, end of period (000’s omitted)	$241,968		$237,591	$239,766	$216,913	$223,433	$227,470

Portfolio turnover rate(d)	76%		173%	158%	143%	160%	168%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.53	%(e)	0.54%	0.53%	0.57%	0.55%	0.54%

Without fee waivers and/or expense reimbursements	0.53	%(e)	0.54%	0.53%	0.57%	0.55%	0.54%

Ratio of net investment income to average net assets	3.13	%(e)	3.39%	3.83%	4.30%	4.04%	4.18%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

22	Invesco Bond Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

23	Invesco Bond Fund

K.

Call Options Purchased and Written - The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by

24	Invesco Bond Fund

having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Q.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.420%
Over $500 million	0.350%

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2021, the Adviser waived advisory fees of $328.

25	Invesco Bond Fund

    The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

    Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$194,130,573	$–	$194,130,573

U.S. Treasury Securities	–	17,704,958	–	17,704,958

Preferred Stocks	6,739,872	5,738,364	–	12,478,236

Variable Rate Senior Loan Interests	–	2,766,000	–	2,766,000

Asset-Backed Securities	–	2,105,625	–	2,105,625

Non-U.S. Dollar Denominated Bonds & Notes	–	962,258	–	962,258

Municipal Obligations	–	490,476	–	490,476

Money Market Funds	12,614,518	–	–	12,614,518

Total Investments in Securities	19,354,390	223,898,254	–	243,252,644

Other Investments - Assets*

Futures Contracts	112,304	–	–	112,304

Other Investments - Liabilities*

Futures Contracts	(9,656)	–	–	(9,656)

Forward Foreign Currency Contracts	–	(9,936)	–	(9,936)

	(9,656)	(9,936)	–	(19,592)

Total Other Investments	102,648	(9,936)	–	92,712

Total Investments	$19,457,038	$223,888,318	$–	$243,345,356

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2021:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$112,304	$112,304

Derivatives not subject to master netting agreements	-	(112,304)	(112,304)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

26	Invesco Bond Fund

	Value
	Currency	Interest
Derivative Liabilities	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(9,656)	$(9,656)

Unrealized depreciation on forward foreign currency contracts outstanding	(9,936)	-	(9,936)

Total Derivative Liabilities	(9,936)	(9,656)	(19,592)

Derivatives not subject to master netting agreements	-	9,656	9,656

Total Derivative Liabilities subject to master netting agreements	$(9,936)	$-	$(9,936)

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2021.

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$ (821)	$ (821)	$-	$-	$(821)

Citibank, N.A.	(9,115)	(9,115)	-	-	(9,115)

Total	$(9,936)	$(9,936)	$-	$-	$(9,936)

Effect of Derivative Investments for the six months ended August 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$54,833	$-	$-	$54,833

Futures contracts	-	-	-	(210,204)	(210,204)

Options purchased(a)	-	-	(47,965)	-	(47,965)

Options written	-	-	107,519	-	107,519

Swap agreements	(31,691)	-	-	-	(31,691)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(16,854)	-	-	(16,854)

Futures contracts	-	-	-	32,461	32,461

Options purchased(a)	-	-	132,805	-	132,805

Options written	-	-	(11,440)	-	(11,440)

Total	$(31,691)	$37,979	$180,919	$(177,743)	$9,464

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

	Forward		Equity	Index
	Foreign Currency	Futures	Options	Options	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Written	Agreements
Average notional value	$1,498,962	$132,809,396	$4,018,125	$3,160,000	$4,746,000	$5,045,090
Average Contracts	–	–	796	8	791	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

27	Invesco Bond Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $82,365,695 and $99,574,058, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$16,546,285

Aggregate unrealized (depreciation) of investments	(524,494)

Net unrealized appreciation of investments	$16,021,791

Cost of investments for tax purposes is $227,323,565.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2021	2021

Beginning shares	11,415,552	11,386,632

Shares issued through dividend reinvestment	–	28,920

Ending shares	11,415,552	11,415,552

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0565	September 14, 2021	September 30, 2021

October 1, 2021	$0.0565	October 14, 2021	October 29, 2021

28	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate, and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Baa U.S. Corporate Bond Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that there were only six funds (including the Fund) in the performance universe and that the Fund does not employ leverage to increase returns, unlike the majority of its peers within the universe. The Board noted that the Fund’s performance was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally

29	Invesco Bond Fund

historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers based on the combined asset size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

30	Invesco Bond Fund

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shares.

The results of the voting on the above matter were as follows:

	Matters	Votes For	Votes Withheld

(1).	Jack M. Fields	7,954,664.86	237,086.00
	Martin L. Flanagan	7,955,857.86	235,893.00
	Elizabeth Krentzman	7,960,859.68	230,891.17
	Robert C. Troccoli	7,948,652.86	243,098.00
	James D. Vaughn	7,950,591.86	241,159.00

(2). Approve the removal of the fundamental restriction prohibiting investments in options that are not options on debt securities or in closing purchase transactions.

The proposal to approve the removal of the fundamental restriction prohibiting investments in options that are not options on debt securities or in closing purchase transactions was adjourned to November 23, 2021, a date beyond the reporting period for this report.

31	Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website,sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-02090	VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021